INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Q1) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 43,749	$ 40,272	$ 25,931	$ 21,325
Available-for-sale financial assets	6,507	20,417	9,679	14,758
Prepaid expenses and other current assets	684	1,502	887	2,539
Total current assets	50,940	62,191	36,497	43,622
NON-CURRENT ASSETS:
Property and equipment, net	2,782	2,311	1,122	940
Right-of-use assets	6,668	0	0
Other assets	657	662	355	360
Total non-current assets	10,107	2,973	1,477	1,300
Total assets	61,047	65,164	37,974	44,922
CURRENT LIABILITIES:
Trade payables	1,341	1,985	852	2,390
Employees and payroll accruals	2,580	2,888	0	1,517
Current maturities of lease liabilities	2,156	0	0
Accrued expenses and other payables	1,739	1,832	2,446	669
Total current liabilities	7,816	6,705	3,298	4,576
NON-CURRENT LIABILITIES:
Liabilities presented at fair value	25,031	24,049	10,700	10,300
Employee benefit liabilities, net	276	183	184	200
Lease Liabilities	4,671	0	0
Liability to Israel Innovation Authority (IIA)	10,108	9,540	7,432	6,890
Total non-current liabilities	40,086	33,772	18,316	17,390
SHAREHOLDERS' EQUITY:
Share premium	197,967	193,953	140,155	139,311
Capital reserve due to actuarial gains	(160)	(77)	(79)	(79)
Available-for-sale reserve	(10)	(43)	(83)	(34)
Accumulated deficit	(184,720)	(169,213)	(123,673)	(116,282)
Total shareholders' equity	13,145	24,687	16,360	22,956
Total liabilities and shareholders' equity	61,047	65,164	37,974	44,922
Ordinary Shares [Member]
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at March 31, 2019 (unaudited) and December 31, 2018 and 23,277,000 shares at March 31,2018 (unaudited); Issued and outstanding: 25,140,048 and 24,930,736 shares at March 31, 2019 (unaudited) and December 31, 2018 respectively, and 689,898 shares at March 31, 2018 (unaudited);	68	67	2	2
Total shareholders' equity	68	67	2	2
Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at March 31, 2019 (unaudited) and December 31, 2018 and 23,277,000 shares at March 31,2018 (unaudited); Issued and outstanding: 25,140,048 and 24,930,736 shares at March 31, 2019 (unaudited) and December 31, 2018 respectively, and 689,898 shares at March 31, 2018 (unaudited);	0	0	38	38
Total shareholders' equity	$ 0	$ 0	$ 38	$ 38